UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04873

                           The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund Semiannual Report — June 30, 2013	Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund increased 11.7% compared with increases of 13.8% and 11.8% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(4/10/87)
Class AAA (GABGX)	11.69%	18.70%	3.52%	6.32%	9.52%
S&P 500 Index	13.82	20.60	7.01	7.30	9.17(d)
Russell 1000 Growth Index	11.80	17.07	7.47	7.40	8.44(d)
Class A (GGCAX)	11.69	18.71	3.52	6.33	9.53
With sales charge (b)	5.27	11.89	2.30	5.70	9.28
Class C (GGCCX)	11.27	17.83	2.74	5.57	9.23
With contingent deferred sales charge (c)	10.27	16.83	2.74	5.57	9.23
Class I (GGCIX)	11.82	19.03	3.77	6.46	9.58

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.49%, 1.49%, 2.24%, and 1.24%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index and Russell 1000 Growth Index since inception performance are as of March 31, 1987.

The GAMCO Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,116.90	1.47%	$ 7.72
Class A	$1,000.00	$1,116.90	1.47%	$ 7.72
Class C	$1,000.00	$1,112.70	2.22%	$11.63
Class I	$1,000.00	$1,118.20	1.22%	$ 6.41
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.50	1.47%	$ 7.35
Class A	$1,000.00	$1,017.50	1.47%	$ 7.35
Class C	$1,000.00	$1,013.79	2.22%	$11.08
Class I	$1,000.00	$1,018.74	1.22%	$ 6.11

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The GAMCO Growth Fund

Information Technology	20.0%
Consumer Discretionary - Other	17.5%
Consumer Staples	12.1%
Producer Durables	10.8%
Health Care	10.1%
Consumer Discretionary - Media	9.5%
Financial Services	6.1%

Energy	5.9%
Materials and Processing	5.6%
Utilities	1.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	INFORMATION TECHNOLOGY — 20.0%
54,000	Apple Inc.	$17,945,594	$21,388,320
215,000	EMC Corp.	5,969,590	5,078,300
100,000	Facebook Inc., Cl. A†	3,057,647	2,486,000
19,400	Google Inc., Cl. A†	11,633,200	17,079,178
64,000	International Business Machines Corp.	7,517,353	12,231,040
470,000	Microsoft Corp.	12,853,987	16,229,100
210,000	Oracle Corp.	7,292,920	6,451,200
157,500	QUALCOMM Inc.	9,616,429	9,620,100

	TOTAL INFORMATION TECHNOLOGY	75,886,720	90,563,238

	CONSUMER DISCRETIONARY - OTHER — 17.5%
19,400	Amazon.com Inc.†	4,452,619	5,387,186
6,000	AutoZone Inc.†	2,271,174	2,542,140
140,000	eBay Inc.†	6,647,012	7,240,800
14,000	L’Oreal SA	2,199,535	2,300,653
56,000	Luxottica Group SpA	2,664,308	2,831,125
91,000	Macy’s Inc.	3,254,912	4,368,000
63,200	NIKE Inc., Cl. B	3,426,989	4,024,576
35,000	Nordstrom Inc.	1,655,104	2,097,900
12,500	priceline.com Inc.†	7,932,455	10,339,125
21,000	Ralph Lauren Corp.	2,541,906	3,648,540
121,000	Starbucks Corp.	5,090,265	7,924,290
44,000	The Estee Lauder Companies Inc., Cl. A	1,996,987	2,893,880
102,000	The Home Depot Inc.	3,790,205	7,901,940
21,600	The Swatch Group AG	2,195,367	2,035,255
77,000	The TJX Companies Inc.	2,206,796	3,854,620
51,400	Tiffany & Co.	3,088,687	3,743,976
80,000	Wal-Mart Stores Inc.	5,691,630	5,959,200

	TOTAL CONSUMER DISCRETIONARY - OTHER	61,105,951	79,093,206

	CONSUMER STAPLES — 12.1%
63,000	Beam Inc.	2,973,891	3,975,930
71,000	Colgate-Palmolive Co.	2,872,330	4,067,590
58,000	Costco Wholesale Corp.	3,907,609	6,413,060
58,000	CVS Caremark Corp.	3,448,921	3,316,440
32,700	Diageo plc, ADR	2,727,738	3,758,865
29,000	Heineken NV	2,169,239	1,847,747
31,000	Mead Johnson Nutrition Co.	2,207,942	2,456,130
36,000	Michael Kors Holdings Ltd.†	2,099,460	2,232,720
30,000	Mondelez International Inc., Cl. A	912,014	855,900
65,600	PepsiCo Inc.	4,257,830	5,365,424
92,000	Philip Morris International Inc.	8,236,493	7,969,040
225,000	The Coca-Cola Co.	6,478,226	9,024,750
64,400	Whole Foods Market Inc.	2,353,913	3,315,312

	TOTAL CONSUMER STAPLES	44,645,606	54,598,908

Shares		Cost	Market Value
	PRODUCER DURABLES — 10.8%
54,200	B/E Aerospace Inc.†	$3,473,505	$3,418,936
39,500	Caterpillar Inc.	3,934,476	3,258,355
31,100	Cummins Inc.	3,082,652	3,373,106
29,000	Deere & Co.	2,373,968	2,356,250
37,000	Eaton Corp. plc	1,920,507	2,434,970
45,000	Emerson Electric Co.	2,712,186	2,454,300
46,500	Flowserve Corp.	1,679,063	2,511,465
112,000	Honeywell International Inc.	5,066,455	8,886,080
50,000	PACCAR Inc.	2,237,331	2,683,000
73,000	Union Pacific Corp.	7,957,697	11,262,440
68,000	United Technologies Corp.	4,450,772	6,319,920

	TOTAL PRODUCER DURABLES	38,888,612	48,958,822

	HEALTH CARE — 10.1%
157,000	Abbott Laboratories	5,331,549	5,476,160
42,000	Allergan Inc.	3,458,966	3,538,080
45,700	Amgen Inc.	3,900,746	4,508,762
44,000	Becton, Dickinson and Co.	3,766,186	4,348,520
14,000	Biogen Idec Inc.†	2,060,431	3,012,800
25,000	Celgene Corp.†	1,923,481	2,922,750
73,000	Express Scripts Holding Co.†	4,253,489	4,503,370
87,300	Gilead Sciences Inc.†	3,514,713	4,470,633
55,000	Johnson & Johnson	3,703,527	4,722,300
13,500	Novo Nordisk A/S, Cl. B	1,033,553	2,103,890
72,000	Roche Holding AG, ADR	3,049,763	4,454,280
36,000	Sanofi, ADR	1,790,592	1,854,360

	TOTAL HEALTH CARE	37,786,996	45,915,905

	CONSUMER DISCRETIONARY - MEDIA — 9.5%
60,000	CBS Corp., Cl. B, Non-Voting	1,442,615	2,932,200
195,000	Comcast Corp., Cl. A, Special	4,803,759	7,735,650
112,600	DIRECTV†	5,520,173	6,938,412
57,500	Discovery Communications Inc., Cl. A†	3,312,873	4,439,575
42,000	Liberty Global plc, Cl. A†	3,102,630	3,111,360
225,000	News Corp., Cl. A	5,692,639	7,335,000
74,000	Nielsen Holdings NV	2,183,113	2,485,660
118,000	Viacom Inc., Cl. B	5,728,351	8,029,900

	TOTAL CONSUMER DISCRETIONARY - MEDIA	31,786,153	43,007,757

	FINANCIAL SERVICES — 6.1%
6,700	BlackRock Inc.	1,328,599	1,720,895
95,900	JPMorgan Chase & Co.	3,513,991	5,062,561
14,900	MasterCard Inc., Cl. A	4,580,232	8,560,050
95,000	Morgan Stanley	1,525,948	2,320,850
29,700	The Goldman Sachs Group Inc.	3,135,237	4,492,125
29,000	Visa Inc., Cl. A	2,159,515	5,299,750

	TOTAL FINANCIAL SERVICES	16,243,522	27,456,231

See accompanying notes to financial statements.

The GAMCO Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY — 5.9%
47,500	Cabot Oil & Gas Corp.	$2,458,080	$3,373,450
45,500	Continental Resources Inc.†	3,392,133	3,915,730
71,900	EOG Resources Inc.	8,026,227	9,467,792
69,000	Pioneer Natural Resources Co.	7,702,426	9,987,750

	TOTAL ENERGY	21,578,866	26,744,722

	MATERIALS AND PROCESSING — 5.6%
70,000	E. I. du Pont de Nemours and Co.	3,365,355	3,675,000
41,000	Ecolab Inc.	3,535,783	3,492,790
28,600	Monsanto Co.	1,941,527	2,825,680
47,000	Precision Castparts Corp.	6,017,696	10,622,470
26,500	The Sherwin-Williams Co.	4,134,769	4,679,900

	TOTAL MATERIALS AND PROCESSING	18,995,130	25,295,840

	UTILITIES — 1.9%
173,000	Verizon Communications Inc.	7,755,275	8,708,820

	TOTAL COMMON STOCKS	354,672,831	450,343,449

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$867,000	U.S. Treasury Bills, 0.046% to 0.090%††, 10/10/13 to 12/19/13	$ 866,704	$ 866,717

	TOTAL INVESTMENTS — 99.7%	$ 355,539,535	451,210,166

	Other Assets and Liabilities (Net) — 0.3%		1,294,967

	NET ASSETS — 100.0%		$ 452,505,133

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $355,539,535)	$451,210,166
Cash	112,122
Receivable for investments sold	6,410,657
Receivable for Fund shares sold	26,388
Dividends receivable	515,592
Prepaid expenses	37,020

Total Assets	458,311,945

Liabilities:
Payable for investments purchased	4,997,272
Payable for Fund shares redeemed	143,757
Payable for investment advisory fees	378,233
Payable for distribution fees	93,105
Payable for accounting fees	7,500
Other accrued expenses	186,945

Total Liabilities	5,806,812

Net Assets (applicable to 11,639,115 shares outstanding)	$452,505,133

Net Assets Consist of:
Paid-in capital	$410,537,188
Accumulated net investment income	403,082
Accumulated net realized loss on investments and foreign currency transactions	(54,100,154)
Net unrealized appreciation on investments	95,670,631
Net unrealized depreciation on foreign currency translations	(5,614)

Net Assets	$452,505,133

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($440,534,422 ÷ 11,331,357 shares outstanding)	$38.88

Class A:
Net Asset Value and redemption price per share ($1,132,756 ÷ 29,128 shares outstanding)	$38.89

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$41.26

Class C:
Net Asset Value and offering price per share ($967,105 ÷ 26,613 shares outstanding)	$36.34	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($9,870,850 ÷ 252,017 shares outstanding)	$39.17

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $65,824)	$3,692,552
Interest	925

Total Investment Income	3,693,477

Expenses:
Investment advisory fees	2,242,041
Distribution fees - Class AAA	545,887
Distribution fees - Class A	1,270
Distribution fees - Class C	4,603
Shareholder services fees	210,881
Shareholder communications expenses	88,630
Trustees’ fees	71,379
Custodian fees	31,408
Legal and audit fees	27,248
Registration expenses	24,804
Accounting fees	22,500
Miscellaneous expenses	20,689

Total Expenses	3,291,340

Net Investment Income	402,137

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	26,226,918
Net realized loss on foreign currency transactions	(208)

Net realized gain on investments and foreign currency transactions	26,226,710

Net change in unrealized appreciation/depreciation:
on investments	22,507,664
on foreign currency translations	(4,094)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	22,503,570

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	48,730,280

Net Increase in Net Assets Resulting from Operations	$49,132,417

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$402,137	$607,754
Net realized gain on investments and foreign currency transactions	26,226,710	20,968,500
Net change in unrealized appreciation on investments and foreign currency translations	22,503,570	42,796,098

Net Increase in Net Assets Resulting from Operations	49,132,417	64,372,352

Distributions to Shareholders:
Net investment income
Class AAA	—	(578,029)
Class A	—	(1,097)
Class I	—	(36,508)

Total Distributions to Shareholders	—	(615,634)

Shares of Beneficial Interest Transactions:
Class AAA	(22,018,408)	(63,547,002)
Class A	137,454	(18,165)
Class B*	—	(291,682)
Class C	38,950	36,632
Class I	(297,221)	5,399,586

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(22,139,225)	(58,420,631)

Redemption Fees	85	—

Net Increase in Net Assets	26,993,277	5,336,087
Net Assets:
Beginning of period	425,511,856	420,175,769

End of period (including undistributed net investment income of $403,082 and $945, respectively)	$452,505,133	$425,511,856

*	Class B Shares were fully redeemed and closed on February 2, 2012.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2013(c)	$34.81	$ 0.03	$ 4.04	$ 4.07	—	—	$0.00	$38.88	11.7%	$440,534	0.18%(d)	1.47%(d)	22%
2012	30.11	0.04	4.71	4.75	$(0.05)	$(0.05)	0.00	34.81	15.8	414,691	0.13	1.49	41
2011	31.39	0.07	(1.28)	(1.21)	(0.07)	(0.07)	0.00	30.11	(3.8)	415,416	0.21	1.48	67
2010	28.50	(0.02)	2.91	2.89	—	—	0.00	31.39	10.1	546,786	(0.06)	1.47	55
2009	19.56	(0.02)	8.96	8.94	—	—	0.00	28.50	45.7	575,203	(0.08)	1.53	83
2008	36.17	(0.09)	(16.52)	(16.61)	—	—	0.00	19.56	(45.9)	455,357	(0.31)	1.40	93
Class A
2013(c)	$34.82	$ 0.03	$ 4.04	$ 4.07	—	—	$0.00	$38.89	11.7%	$ 1,133	0.17%(d)	1.47%(d)	22%
2012	30.11	0.05	4.70	4.75	$(0.04)	$(0.04)	0.00	34.82	15.8	894	0.15	1.49	41
2011	31.40	0.06	(1.27)	(1.21)	(0.08)	(0.08)	0.00	30.11	(3.8)	778	0.18	1.48	67
2010	28.50	(0.01)	2.91	2.90	—	—	0.00	31.40	10.2	858	(0.05)	1.47	55
2009	19.57	(0.02)	8.95	8.93	—	—	0.00	28.50	45.6	1,237	(0.08)	1.53	83
2008	36.18	(0.08)	(16.53)	(16.61)	—	—	0.00	19.57	(45.9)	737	(0.29)	1.40	93
Class C
2013(c)	$32.66	$(0.10)	$ 3.78	$ 3.68	—	—	$0.00	$36.34	11.3%	$ 967	(0.56)%(d)	2.22%(d)	22%
2012	28.42	(0.19)	4.43	4.24	—	—	0.00	32.66	14.9	835	(0.61)	2.24	41
2011	29.78	(0.16)	(1.20)	(1.36)	—	—	0.00	28.42	(4.6)	694	(0.54)	2.23	67
2010	27.23	(0.21)	2.76	2.55	—	—	0.00	29.78	9.4	787	(0.80)	2.22	55
2009	18.84	(0.18)	8.57	8.39	—	—	0.00	27.23	44.5	1,620	(0.82)	2.28	83
2008	35.10	(0.28)	(15.98)	(16.26)	—	—	0.00	18.84	(46.3)	1,467	(1.05)	2.15	93
Class I
2013(c)	$35.03	$ 0.08	$ 4.06	$ 4.14	—	—	$0.00	$39.17	11.8%	$ 9,871	0.43%(d)	1.22%(d)	22%
2012	30.30	0.15	4.72	4.87	$(0.14)	$(0.14)	0.00	35.03	16.1	9,092	0.45	1.24	41
2011	31.60	0.15	(1.29)	(1.14)	(0.16)	(0.16)	0.00	30.30	(3.6)	3,013	0.47	1.23	67
2010	28.62	0.05	2.93	2.98	—	—	0.00	31.60	10.4	3,493	0.19	1.22	55
2009	19.60	0.04	8.98	9.02	—	—	0.00	28.62	46.0	3,878	0.17	1.28	83
2008(e)	33.70	0.00(b)	(14.10)	(14.10)	—	—	0.00	19.60	(41.8)	2,840	0.00(d)(f)	1.15(d)	93

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets

Level 1 - Quoted Prices	$450,343,449
Level 2 - Other Significant Observable Inputs	866,717
Total	$451,210,166

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences are primarily due to the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was $615,634 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Capital Loss Carryforward Available through 2016	$510,304
Capital Loss Carryforward Available through 2017	67,392,145
Capital Loss Carryforward Available through 2018	11,616,029

Total Capital Loss Carryforwards	$79,518,478

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$356,211,253	$99,962,228	$(4,963,315)	$94,998,913

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $98,046,380 and $111,786,447, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $630 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser. Additionally, the Distributor retained a total of $420 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 amounted to $85 and $0, respectively.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	84,019	$3,179,351	219,903	$7,386,673
Shares issued upon reinvestment of distributions	—	—	15,929	550,204
Shares redeemed	(665,878)	(25,197,759)	(2,121,086)	(71,483,879)

Net decrease	(581,859)	$(22,018,408)	(1,885,254)	$(63,547,002)

Class A
Shares sold	9,179	$354,412	16,030	$525,793
Shares issued upon reinvestment of distributions	—	—	7	320
Shares redeemed	(5,714)	(216,958)	(16,219)	(544,278)

Net increase/(decrease)	3,465	$137,454	(182)	$(18,165)

Class B*
Shares redeemed	—	$—	(9,658)	$(291,682)

Net decrease	—	$—	(9,658)	$(291,682)

Class C
Shares sold	5,763	$203,139	7,353	$232,976
Shares redeemed	(4,722)	(164,189)	(6,217)	(196,344)

Net increase	1,041	$38,950	1,136	$36,632

Class I
Shares sold	18,802	$697,666	217,442	$7,344,760
Shares issued upon reinvestment of distributions	—	—	984	34,189
Shares redeemed	(26,354)	(994,887)	(58,296)	(1,979,363)

Net increase/(decrease)	(7,552)	$(297,221)	160,130	$5,399,586

*	Class B shares were fully redeemed and closed on February 2, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 26, 2013, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one, five, and ten year periods, and in the bottom quartile for the three year period, and engaged in additional discussion relating to the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large cap growth funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.